RESTRUCTURING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 April 2012	Dec. 31, 2011 September 2010	Dec. 31, 2012 May 2009	Dec. 31, 2011 May 2009	Dec. 31, 2012 Wavecom S.A. And prior	Dec. 31, 2011 Wavecom S.A. And prior	Dec. 31, 2012 Workforce Reduction	Dec. 31, 2011 Workforce Reduction	Dec. 31, 2012 Workforce Reduction April 2012	Sep. 30, 2010 Workforce Reduction September 2010 item	Dec. 31, 2010 Workforce Reduction September 2010	Dec. 31, 2011 Workforce Reduction September 2010	Dec. 31, 2012 Workforce Reduction Wavecom S.A. And prior	Dec. 31, 2011 Workforce Reduction Wavecom S.A. And prior	Dec. 31, 2012 Facilities	Dec. 31, 2011 Facilities	Dec. 31, 2012 Facilities May 2009	Dec. 31, 2011 Facilities May 2009
Activity in restructuring liability
Balance, beginning of period	$ 1,187	$ 3,746		$ 433	$ 377	$ 182	$ 562	$ 39	$ 248	$ 625	$ 1,975				$ 377	$ 39	$ 248	$ 562	$ 1,771	$ 182	$ 562
Expensed in year	2,251	837	7,640							2,167	1,201	1,980		4,420				84	(364)
Disbursements	(2,804)	(3,182)								(2,340)	(2,321)							(464)	(861)
Adjustments	(21)	(213)								(21)	(224)								11
Foreign exchange	41	(1)								41	(6)								5
Balance, end of period	654	1,187	3,746	433	377	182	562	39	248	472	625	433			377	39	248	182	562	182	562
Classification:
Accounts payable and accrued liabilities	621	1,021								472	625							149	396
Other long term obligations	33	166																33	166
Total	$ 654	$ 1,187	$ 3,746	$ 433	$ 377	$ 182	$ 562	$ 39	$ 248	$ 472	$ 625	$ 433			$ 377	$ 39	$ 248	$ 182	$ 562	$ 182	$ 562
Other disclosures
Reduction in workforce													60